INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

		Useful life	December 31,
		(years)	2024	2023
a.	Cost:
	Acquired technology and license	4 - 10	$21,815	$21,815
	Customer relationship	4.5 - 9	4,951	4,951

			26,766	26,766
	Accumulated amortization:
	Acquired technology and license		21,388	20,900
	Customer relationship		4,889	4,845

			26,277	25,745

	Amortized cost		$489	$1,021

Schedule of expected amortization expenses

Year ending December 31,
2025	$470
2026	19

$489